GMACM Home Equity Loan Trust 2007-HE3
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE3

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
Cut-Off Period Date                                            11/30/07
Determination Date                                             12/18/07
Record Date                                                    11/30/07
Payment Date                                                   12/26/07

Accrual Period (30/360)                                              30

Servicing Certificate                                     Group I            Group II            Total
Beginning Pool Balance                                   176,534,283.95     220,924,219.12    397,458,503.07
Beginning PFA                                                      0.00               0.00              0.00
Ending Pool Balance                                      174,718,166.94     218,375,189.42    393,093,356.36
Ending PFA Balance                                                    -                  -                 -
Principal Collections                                      1,816,117.01       2,549,029.70      4,365,146.71
Principal Draws                                                       -                  -                 -
Net Principal Collections                                  1,816,117.01       2,549,029.70      4,365,146.71

Active Loan Count                                                 3,613              3,342             6,955

Net Interest Collections                                   1,243,734.60       1,569,312.33      2,813,046.93


Weighted Average Net WAC Rate                                  8.33000%           8.72000%

Substitution Adjustment Amount                                     0.00               0.00

Excess Spread                                                751,853.41
Excess Spread Percentage                                          2.27%


                                                           Beginning            Ending
Term Notes                                                  Balance             Balance             Factor          Principal
Class I-A-1                                              112,654,892.30      111,056,116.16      0.9754600       1,598,776.14
Class I-A-2                                               15,314,534.64       15,097,193.77      0.9754600         217,340.87
Class II-A-1                                             140,781,759.96      138,537,772.80      0.9687008       2,243,987.16
Class II-A-2                                              19,137,554.33       18,832,511.79      0.9687008         305,042.54
Class M-1                                                 31,707,000.00       31,707,000.00      1.0000000               0.00
Class M-2                                                 27,091,000.00       27,091,000.00      1.0000000               0.00
Certificates                                                         -                   -              -                  -


                                                                                 Interest         Percentage
Term Notes                                                  Interest            Shortfalls         Interest           Coupon
Class I-A-1                                                657,153.54              0.00             32.44%           7.00000%
Class I-A-2                                                 95,715.84              0.00              4.41%           7.50000%
Class II-A-1                                               821,226.93              0.00             40.47%           7.00000%
Class II-A-2                                               119,609.71              0.00              5.50%           7.50000%
Class M-1                                                  198,168.75              0.00              9.26%           7.50000%
Class M-2                                                  169,318.75              0.00              7.91%           7.50000%
Certificates                                               751,853.41                 -                 -                  -


Overcollateralization Amount
Beginning Overcollateralization Amount                    50,771,761.84         Credit Enhancement Draw Amount            0.00
Overcollateralization Amount Increase (Decrease)                   0.00         Unreimbursed Prior Draws                  0.00
Outstanding Overcollateralization Amount                  50,771,761.84
Required Overcollateralization Amount                     50,771,761.84







Loan Group I                                                    Balance         of Loans         of Balance
Delinquent Loans (30 Days)*                                  832,282.36            19                0.48%
Delinquent Loans (60 Days)*                                           -             0                0.00%
Delinquent Loans (90 Days)*                                           -             0                0.00%
Delinquent Loans (120 Days)*                                          -             0                0.00%
Delinquent Loans (150 Days)*                                          -             0                0.00%
Delinquent Loans (180 Days)*                                          -             0                0.00%
REO                                                                   -             0                0.00%
FC                                                                    -             0                0.00%
BK                                                                    -             0                0.00%


                                                                       Foreclosure                           Bankruptcy
Loan Group I                                                    Units            Dollars             Units                Dollars
Delinquent Loans (30 Days)*                                       0                 -                   0                   -
Delinquent Loans (60 Days)*                                       0                 -                   0                   -
Delinquent Loans (90 Days)*                                       0                 -                   0                   -
Delinquent Loans (120 Days)*                                      0                 -                   0                   -
Delinquent Loans (150 Days)*                                      0                 -                   0                   -
Delinquent Loans (180 Days)*                                      0                 -                   0                   -
REO
FC
BK


                                                                           REO
Loan Group I                                                    Units            Dollars
Delinquent Loans (30 Days)*                                       0                 -
Delinquent Loans (60 Days)*                                       0                 -
Delinquent Loans (90 Days)*                                       0                 -
Delinquent Loans (120 Days)*                                      0                 -
Delinquent Loans (150 Days)*                                      0                 -
Delinquent Loans (180 Days)*                                      0                 -
REO
FC
BK



Loan Group II                                                   Balance          of Loans          of Balance
Delinquent Loans (30 Days)*                                1,633,597.92             21                0.75%
Delinquent Loans (60 Days)*                                   49,969.09             1                 0.02%
Delinquent Loans (90 Days)*                                           -             0                 0.00%
Delinquent Loans (120 Days)*                                          -             0                 0.00%
Delinquent Loans (150 Days)*                                          -             0                 0.00%
Delinquent Loans (180 Days)*                                          -             0                 0.00%
REO                                                                   -             0                 0.00%
FC                                                                    -             0                 0.00%
BK                                                                    -             0                 0.00%


                                                                        Foreclosure                         Bankruptcy
Loan Group II                                                     Units           Dollars             Units             Dollars
Delinquent Loans (30 Days)*                                          0              -                     0                 -
Delinquent Loans (60 Days)*                                          0              -                     0                 -
Delinquent Loans (90 Days)*                                          0              -                     0                 -
Delinquent Loans (120 Days)*                                         0              -                     0                 -
Delinquent Loans (150 Days)*                                         0              -                     0                 -
Delinquent Loans (180 Days)*                                         0              -                     0                 -
REO
FC
BK



                                                                            REO
Loan Group II                                                      Units          Dollars
Delinquent Loans (30 Days)*                                          0              -
Delinquent Loans (60 Days)*                                          0              -
Delinquent Loans (90 Days)*                                          0              -
Delinquent Loans (120 Days)*                                         0              -
Delinquent Loans (150 Days)*                                         0              -
Delinquent Loans (180 Days)*                                         0              -
REO
FC
BK


*Delinquency Figures Do Not Include Foreclosures,
 REO and Bankruptcy.

Liquidation Loss Amounts                                    Loan Group I      Loan Group II          Total
Beginning Loss Amount                                                  0.00               0.00              0.00
Current Month Loss Amount                                              0.00               0.00              0.00
Current Month Recoveries                                               0.00               0.00              0.00
Net Ending Loss Amount                                                 0.00               0.00              0.00

Net Liquidation Loss Amount Percentage                             0.00000%           0.00000%          0.00000%

Liquidation Loss Amount Distributed to Noteholders                     0.00               0.00              0.00

Subsequent Net Recovery  Amounts                            Loan Group I      Loan Group II          Total
Beginning Cumulative Net Principal Recovery Amount                     0.00               0.00              0.00
Current Month Net Principal Recovery Amount                            0.00               0.00              0.00
Ending Cumulative Net Principal Recovery Amount                        0.00               0.00              0.00


Repurchased Loans                                           Loan Group I      Loan Group II          Total
Current Month Repurchases Units                                           0                  0                 0
Current Month Repurchases Dollars                                      0.00               0.00              0.00

Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                   0.00               0.00              0.00


Capitalized Interest Account                                Loan Group I      Loan Group II
Beginning Balance                                                      0.00               0.00
Withdraw relating to Collection Period                                 0.00               0.00
Interest Earned (Zero, Paid to Funding Account)                        0.00               0.00
                                                         --------------------------------------
Total Ending Balance as of Payment Date                                0.00               0.00
Interest earned for Collection Period                                  0.00               0.00
Interest withdrawn related to prior Collection Period                  0.00               0.00


                      GMACM Home Equity Loan Trust 2007-HE3
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE3

Prefunding Account                                          Loan Group I      Loan Group II
Beginning Balance                                                      0.00               0.00
Additional Purchases During Revoliving Period                          0.00               0.00
Excess Of Draws over Principal Collections                             0.00               0.00
Remaining balance sent to Noteholders                                  0.00               0.00
                                                         --------------------------------------
Total Ending Balance as Of Payment Date                                0.00               0.00
Interest earned for Collection Period                                  0.00               0.00
Interest Withdrawn related to prior Collection Period                  0.00               0.00

Cash Flows Received                                         Loan Group I      Loan Group II
Principal Collections                                            356,603.12         511,520.81
Principal Pay-Offs                                             1,459,513.89       2,037,508.89
Interest Collections                                           1,317,290.55       1,661,364.09
Servicer Advances                                                      0.00               0.00
Pre-Funding Account remaining balance withdrawn                        0.00               0.00
Capital Interest Account withdrawal                                    0.00               0.00
Reinvestment Income                                                    0.00               0.00
Substitution Adjustment Amount                                         0.00               0.00
Recovery Amounts                                                       0.00               0.00
                                                         --------------------------------------
Total Cash Flows Received                                      3,133,407.56       4,210,393.79

Cash Flows Distributed                                      Loan Group I      Loan Group II
Principal Distribution                                         1,816,117.01       2,549,029.70
Interest Distribution                                            951,038.13       1,110,155.39
Residual Amount - Certificates                                   292,696.47         459,156.94
Servicer Advances - Reimbursement                                      0.00               0.00
GMACM Service Fee                                                 73,555.95          92,051.76
GMACM Recovery Fee                                                     0.00               0.00
Credit Enhancer Fee - FGIC                                             0.00               0.00
                                                         --------------------------------------
Total Cash Flows Distributed                                   3,133,407.56       4,210,393.79

Net Cash Flows Remaining                                               0.00               0.00


Trigger Analysis

Trigger Event

Rolling 3 Month Delinquency Percentage                            0.00%
Rolling 3 Month Delinquency Required Percentage                   1.98%

Aggregate Liquidation Percentage                                  0.00%
Aggregate Liquidation Required Percentage                         3.00%


Servicing Default                                                   No

Step Down Date                                                      No



                                                               Group I             Group II

Interest Collections                                         2,813,046.93         1,569,312.33
CIA Requirement                                                      0.00                 0.00
Interest Earned                                                      0.00                 0.00
Interest to Note Holders                                    (2,061,193.52)         (916,942.77)

Credit Enhancer Fee                                                  0.00                 0.00
Current Month Charge-offs                                            0.00                 0.00
Excess Cash                                                    751,853.41           652,369.56
Certificates                                                  (751,853.41)          (751,853.41)
Difference                                                           0.00            (99,483.85)

Excess spread %                                                     2.27%


Beginning Over-Collateralization

                                                             397,458,503.07
                                                                       0.00
                                                             346,686,741.23
                                                              50,771,761.84
                                                                       0.00

Ending Over-Collateralization

                                                             393,093,356.36
                                                                       0.00
                                                             342,321,594.52
                                                              50,771,761.84
                                                                       0.00




                                                                     44.451%
                                                                     55.549%
                                                                    100.000%
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